Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Accounts receivable, net
Gross accounts receivable	¥ 635,582	$ 100,260	¥ 552,562
Less: Allowance for credit losses	(219,482)	(34,622)	(205,056)
Total accounts receivable, net	416,100	65,638	347,506
Accounts receivable, current portion	161,302	25,445	130,298
Accounts receivable, non-current portion	254,798	40,193	217,208
Processing fees
Accounts receivable, net
Accounts receivable, current portion	104,308	16,455	88,748
Accounts receivable, non-current portion	254,798	40,193	217,208
Storage fees
Accounts receivable, net
Accounts receivable, current portion	56,346	8,888	40,308
Others
Accounts receivable, net
Accounts receivable, current portion	¥ 648	$ 102	¥ 1,242